ISSUED CAPITAL (Details)		6 Months Ended
	Dec. 24, 2018 shares	Jun. 30, 2019 shares
Ordinary Shares
Ratio	0.1
Total shares issued and outstanding	6,870,000,000
Total shares issued and outstanding	687,000,000
Ordinary shares
Ordinary Shares
Total shares issued and outstanding		687,462,327
Shares issued during the year		104,995
Total shares issued and outstanding		687,567,322